Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	[1]
Assets
Cash and cash equivalents	$ 461	$ 778
Trade and other receivables	984	1,057
Other financial assets	175	108
Prepaid expenses and other current assets	416	462
Current assets excluding assets held for sale	2,036	2,405
Assets held for sale	207	48
Current assets	2,243	2,453
Property and equipment, net	446	502
Computer software, net	861	822
Other identifiable intangible assets, net	3,276	3,331
Goodwill	5,913	5,940
Equity method investments	6,672	6,736
Other non-current assets	1,256	1,226
Deferred tax	1,132	1,139
Total assets	21,799	22,149
Liabilities
Current indebtedness	50	0
Payables, accruals and provisions	953	1,326
Current tax liabilities	196	169
Deferred revenue	877	874
Other financial liabilities	504	175	[2]
Current liabilities excluding liabilities associated with assets held for sale	2,580	2,544
Liabilities associated with assets held for sale	149	37
Current liabilities	2,729	2,581
Long-term indebtedness	3,766	3,786
Provisions and other non-current liabilities	959	943
Deferred tax	992	1,005
Total liabilities	8,446	8,315
Equity
Capital	5,475	5,496
Retained earnings	8,966	9,149
Accumulated other comprehensive loss	(1,088)	(811)
Total equity	13,353	13,834
Total liabilities and equity	$ 21,799	$ 22,149

[1]	Amounts have been reclassified to reflect the current presentation.
[2]	Includes lease liabilities of $59 million (2021 - $64 million)